FINANCIAL RISK MANAGEMENT - Credit Risk (Details) - Credit risk $ in Thousands	Dec. 31, 2017 CAD ($) customer
Disclosure of credit risk exposure [line items]
Number of primary purchasers | customer	10
Joint venture and other trade accounts receivable | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	$ 18,813
Revenue and other accruals | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	27,748
Trade receivables
Disclosure of credit risk exposure [line items]
Accounts receivable	45,672
Trade receivables | Less: Allowance for doubtful accounts
Disclosure of credit risk exposure [line items]
Accounts receivable	(889)
60 days | Trade receivables
Disclosure of credit risk exposure [line items]
Accounts receivable	11,200
Not past due (less than 90 days) | Joint venture and other trade accounts receivable | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	13,627
Not past due (less than 90 days) | Revenue and other accruals | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	27,312
Not past due (less than 90 days) | Trade receivables
Disclosure of credit risk exposure [line items]
Accounts receivable	40,939
Not past due (less than 90 days) | Trade receivables | Less: Allowance for doubtful accounts
Disclosure of credit risk exposure [line items]
Accounts receivable	0
Past due (90 days or more) | Joint venture and other trade accounts receivable | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	5,186
Past due (90 days or more) | Revenue and other accruals | Gross
Disclosure of credit risk exposure [line items]
Accounts receivable	436
Past due (90 days or more) | Trade receivables
Disclosure of credit risk exposure [line items]
Accounts receivable	4,733
Past due (90 days or more) | Trade receivables | Less: Allowance for doubtful accounts
Disclosure of credit risk exposure [line items]
Accounts receivable	$ (889)